GEOGRAPHIC INFORMATION (Schedule of Total Revenues by Geograpical Areas) (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues		$ 293,426	$ 286,496	$ 250,027
The United States [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues		94,014	98,937	93,706
America - other [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues		29,933	29,833	20,707
EMEA [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	[1]	104,219	98,388	78,362
Asia Pacific [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues		$ 65,260	$ 59,338	$ 57,252

[1]	Europe, the Middle East and Africa.